Related Party Transactions, Founder Shares (FY) (Details)				9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 12, 2023 $ / shares	Oct. 06, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Founder Shares [Abstract]
Proceeds from issuance of ordinary share | $					$ 25,000	$ 0
Stock conversion basis at time of business combination				1		1
Class A Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)				0	0	0
Class B Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)				5,750,000	5,750,000	5,750,000
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Period after initial Business Combination				150 days		150 days
Founder Shares [Member] | Class B Common Stock [Member] | Over-Allotment Option [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)						0
Founder Shares [Member] | Class B Common Stock [Member] | Over-Allotment Option [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			750,000
Sponsor [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination	1
Holding period for transfer, assignment or sale of Founder Shares				360 days
Threshold trading days				20 days
Threshold consecutive trading days				30 days
Period after initial Business Combination				150 days
Sponsor [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares	$ 12
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Threshold trading days				20 days		20 days
Threshold consecutive trading days				30 days		30 days
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares				$ 12		$ 12
Sponsor [Member] | Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Proceeds from issuance of ordinary share | $			$ 25,000	$ 25,000
Shares issued (in shares)			7,187,500	5,750,000
Ownership interest, as converted percentage			20.00%
Number of shares surrender for no consideration (in shares)		1,437,500
Shares surrendered, consideration | $		$ 0
Common stock, shares outstanding (in shares)		5,750,000
Stock conversion basis at time of business combination				1		1
Holding period for transfer, assignment or sale of Founder Shares				1 year		1 year